Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents	As of December 31, 2019 and 2018, consolidated cash and cash equivalents consisted of:

		2019	2018
Cash and bank accounts	$	547	258
Fixed-income securities and other cash equivalents		241	51

	$	788	309